Provisions - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	€ 38.0	€ 37.4
Provision used, other provisions	16.2
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 15.1	4.8
Estimated completion of activities	12 months
Provision used, other provisions	€ 6.9
Other
Disclosure of other provisions [line items]
Other provisions	14.3	23.9
Provision used, other provisions	9.2
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	8.6	€ 8.7
Provision used, other provisions	0.1
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provision used, other provisions	€ 9.2